UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 89.2%

	Face Amount	Value
AUTOMOTIVE — 1.0%
Affinia Group
7.750%, 05/01/21	$100,000	$102,280
Exide Technologies
11.000%, 04/30/20 (A)	183,759	151,601
Exide Technologies Escrow
8.625%, 02/01/18 * (B)	50,000	—
Lear
5.375%, 03/15/24	25,000	25,813
MPG Holdco I
7.375%, 10/15/22	25,000	25,375
Titan International
6.875%, 10/01/20	25,000	18,750

		323,819

BANKING — 3.2%
Bank of America
6.500%, 12/31/49 (C)	100,000	105,499
6.250%, 09/29/49 (C)	125,000	125,468
CIT Group
3.875%, 02/19/19	75,000	74,813
Citigroup
5.950%, 12/29/49 (C)	75,000	73,934
Goldman Sachs Group
5.700%, 12/29/49 (C)	25,000	24,875
5.375%, 12/31/49 (C)	50,000	49,750
JPMorgan Chase
6.750%, 08/29/49 (C)	100,000	109,124
6.125%, 12/29/49 (C)	125,000	126,562
6.000%, 12/29/49 (C)	75,000	75,083
5.150%, 04/05/23 (C)	100,000	94,750
5.000%, 12/29/49 (C)	75,000	71,344
Radian Group
5.250%, 06/15/20	50,000	48,485
Wells Fargo
5.900%, 12/29/49 (C)	50,000	50,438
5.875%, 12/31/49 (C)	25,000	26,344

		1,056,469

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — 8.0%
A Schulman
6.875%, 06/01/23 (D)	$50,000	$47,875
AK Steel
8.375%, 04/01/22	125,000	50,000
Alamos
7.750%, 04/01/20 (D)	25,000	22,688
Aleris International
7.625%, 02/15/18	42,000	35,910
American Builders & Contractors Supply
5.750%, 12/15/23 (D)	25,000	25,313
5.625%, 04/15/21 (D)	50,000	50,875
ArcelorMittal
10.850%, 06/01/19	125,000	117,812
8.000%, 10/15/39	25,000	17,188
6.500%, 03/01/21	50,000	40,495
Arch Coal
8.000%, 01/15/19 (D)	75,000	3,000
7.250%, 06/15/21	50,000	380
Associated Materials LLC
9.125%, 11/01/17	25,000	17,375
Blue Cube Spinco
10.000%, 10/15/25 (D)	50,000	55,000
9.750%, 10/15/23 (D)	25,000	27,094
BMC Stock Holdings
9.000%, 09/15/18 (D)	175,000	182,874
Boise Cascade
6.375%, 11/01/20	25,000	25,875
Builders FirstSource
10.750%, 08/15/23 (D)	100,000	99,750
7.625%, 06/01/21 (D)	75,000	79,313
Building Materials Corp of America
5.375%, 11/15/24 (D)	75,000	75,188
Cascades
5.500%, 07/15/22 (D)	25,000	24,344

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Cloud Peak Energy Resources LLC
6.375%, 03/15/24	$25,000	$7,500
Coeur Mining
7.875%, 02/01/21	25,000	15,063
Commercial Metals
4.875%, 05/15/23	25,000	20,875
Compass Minerals International
4.875%, 07/15/24 (D)	75,000	71,812
CPG Merger Sub LLC
8.000%, 10/01/21 (D)	100,000	98,500
Eco Services Operations LLC
8.500%, 11/01/22 (D)	75,000	64,125
FMG Resources August 2006 Pty Ltd.
8.250%, 11/01/19 (D)	25,000	19,938
Gibraltar Industries
6.250%, 02/01/21	25,000	25,563
Griffon
5.250%, 03/01/22	50,000	47,875
HD Supply
7.500%, 07/15/20	100,000	104,500
Hecla Mining
6.875%, 05/01/21	50,000	36,750
Hexion US Finance
9.000%, 11/15/20	200,000	77,500
Hillman Group
6.375%, 07/15/22 (D)	50,000	41,750
Huntsman International
5.125%, 11/15/22 (D)	50,000	45,250
Jac Holding
11.500%, 10/01/19 (D)	25,000	23,813
Kissner Milling
7.250%, 06/01/19 (D)	75,000	70,688
Mercer International
7.000%, 12/01/19	50,000	50,375
Noranda Aluminum Acquisition
11.000%, 06/01/19	75,000	11,063
Nortek
8.500%, 04/15/21	75,000	78,195

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
NWH Escrow
7.500%, 08/01/21 (D)	$75,000	$60,375
Platform Specialty Products
10.375%, 05/01/21 (D)	75,000	75,000
6.500%, 02/01/22 (D)	100,000	86,999
Resolute Forest Products
5.875%, 05/15/23	225,000	164,813
SunCoke Energy Partners LP
7.375%, 02/01/20 (D)	75,000	46,750
Teck Resources
6.000%, 08/15/40	25,000	10,500
Thompson Creek Metals
12.500%, 05/01/19	50,000	10,500
7.375%, 06/01/18	100,000	20,000
TPC Group
8.750%, 12/15/20 (D)	50,000	32,750
Unifrax I LLC
7.500%, 02/15/19 (D)	150,000	134,249
United States Steel
6.875%, 04/01/21	25,000	11,875
Univar USA
6.750%, 07/15/23 (D)	25,000	22,875
W.R. Grace & Co-Conn
5.125%, 10/01/21 (D)	75,000	75,938

		2,662,108

CAPITAL GOODS — 5.4%
Aerojet Rocketdyne Holdings
7.125%, 03/15/21	100,000	104,500
Allegion
5.875%, 09/15/23	50,000	51,000
Anixter
5.125%, 10/01/21	50,000	50,188
Ardagh Packaging Finance
6.250%, 01/31/19 (D)	200,000	193,000
Ball
4.375%, 12/15/20	50,000	50,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
Beacon Roofing Supply
6.375%, 10/01/23 (D)	$25,000	$25,594
Berry Plastics
6.000%, 10/15/22 (D)	50,000	51,125
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (D)	100,000	97,125
5.625%, 12/15/16 (D)	75,000	74,344
BWAY Holding
9.125%, 08/15/21 (D)	150,000	141,000
CBC Ammo LLC
7.250%, 11/15/21 (D)	25,000	20,763
CNH Industrial Capital LLC
3.375%, 07/15/19	100,000	94,250
Colt Defense LLC
8.750%, 11/15/17 (E)	25,000	750
International Lease Finance
5.875%, 04/01/19	25,000	26,500
KLX
5.875%, 12/01/22 (D)	50,000	47,750
Manitowoc
5.875%, 10/15/22	25,000	25,938
Milacron LLC
7.750%, 02/15/21 (D)	100,000	93,750
Owens-Brockway Glass Container
6.375%, 08/15/25 (D)	50,000	51,375
5.375%, 01/15/25 (D)	25,000	24,438
Sealed Air
5.500%, 09/15/25 (D)	25,000	25,500
5.125%, 12/01/24 (D)	50,000	50,000
Sensata Technologies UK Financing
6.250%, 02/15/26 (D)	200,000	208,000
Signode Industrial Group Lux
6.375%, 05/01/22 (D)	75,000	64,125
Spirit AeroSystems
5.250%, 03/15/22	50,000	51,281
StandardAero Aviation Holdings
10.000%, 07/15/23 (D)	25,000	24,938

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
TransDigm
6.000%, 07/15/22	$150,000	$147,375
Vander Intermediate Holding II
9.750%, 02/01/19 (A) (D)	25,000	16,375

		1,811,859

CONSUMER CYCLICAL — 4.9%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (D)	100,000	103,249
99 Cents Only Stores LLC
11.000%, 12/15/19	25,000	10,125
American Greetings
7.375%, 12/01/21	50,000	52,250
BI-LO LLC
8.625%, 09/15/18 (A) (D)	50,000	42,750
Carrols Restaurant Group
8.000%, 05/01/22	25,000	26,375
Claire’s Stores
8.875%, 03/15/19	25,000	6,000
DriveTime Automotive Group
8.000%, 06/01/21 (D)	25,000	22,375
Group 1 Automotive
5.250%, 12/15/23 (D)	25,000	24,875
5.000%, 06/01/22	75,000	74,625
Icon Health & Fitness
11.875%, 10/15/16 (D)	50,000	47,750
L Brands
6.875%, 11/01/35 (D)	75,000	77,344
Landry’s
9.375%, 05/01/20 (D)	25,000	26,438
Nathan’s Famous
10.000%, 03/15/20 (D)	100,000	104,250
NPC International
10.500%, 01/15/20	25,000	25,875
Outerwall
5.875%, 06/15/21	50,000	41,250
Radio Systems
8.375%, 11/01/19 (D)	25,000	25,938

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Revlon Consumer Products
5.750%, 02/15/21	$25,000	$24,313
Rite Aid
7.700%, 02/15/27	75,000	87,750
6.875%, 12/15/28 (D)	100,000	112,500
6.750%, 06/15/21	125,000	131,250
RSI Home Products
6.500%, 03/15/23 (D)	125,000	129,375
rue21
9.000%, 10/15/21 (D)	75,000	49,500
Sally Holdings
5.625%, 12/01/25	125,000	126,249
Scotts Miracle-Gro
6.000%, 10/15/23 (D)	50,000	52,125
Sonic Automotive
5.000%, 05/15/23	100,000	95,500
Tempur Sealy International
5.625%, 10/15/23 (D)	25,000	25,375
Tops Holding II
8.750%, 06/15/18	75,000	74,250

		1,619,656

CONSUMER NON-CYCLICAL — 3.2%
Central Garden & Pet
6.125%, 11/15/23	50,000	50,750
Constellation Brands
7.250%, 05/15/17	25,000	26,625
Cott Beverages
6.750%, 01/01/20	50,000	51,750
5.375%, 07/01/22	25,000	24,563
CVS Health
5.000%, 12/01/24 (D)	25,000	27,046
Dean Holding
6.900%, 10/15/17	100,000	105,250
Diamond Foods
7.000%, 03/15/19 (D)	25,000	25,875
Hearthside Group Holdings LLC
6.500%, 05/01/22 (D)	100,000	93,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER NON-CYCLICAL — continued
HRG Group
7.875%, 07/15/19 (D)	$50,000	$52,375
7.750%, 01/15/22 (D)	100,000	98,281
JBS USA LLC
7.250%, 06/01/21 (D)	25,000	24,937
KeHE Distributors LLC
7.625%, 08/15/21 (D)	25,000	25,500
Post Holdings
7.750%, 03/15/24 (D)	75,000	78,750
6.750%, 12/01/21 (D)	25,000	25,500
6.000%, 12/15/22 (D)	100,000	98,375
Prestige Brands
5.375%, 12/15/21 (D)	50,000	48,000
Spectrum Brands
6.625%, 11/15/22	50,000	53,000
6.125%, 12/15/24 (D)	75,000	78,000
US Foods
8.500%, 06/30/19	75,000	77,249
Vector Group
7.750%, 02/15/21	25,000	26,469

		1,091,295

ENERGY — 6.4%
Antero Resources
5.625%, 06/01/23 (D)	75,000	58,500
Approach Resources
7.000%, 06/15/21	25,000	9,000
Blue Racer Midstream LLC
6.125%, 11/15/22 (D)	50,000	34,500
Chaparral Energy
9.875%, 10/01/20	25,000	6,250
7.625%, 11/15/22	25,000	5,750
Chesapeake Energy
5.375%, 06/15/21	150,000	41,250
CITGO Holding
10.750%, 02/15/20 (D)	25,000	24,281
CITGO Petroleum
6.250%, 08/15/22 (D)	50,000	48,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Crestwood Midstream Partners LP
6.125%, 03/01/22	$50,000	$35,000
CSI Compressco LP
7.250%, 08/15/22	50,000	37,250
Denbury Resources
6.375%, 08/15/21	100,000	36,000
Denver Parent
12.250%, 08/15/18 (A)	59,475	595
Endeavor Energy Resources LP
8.125%, 09/15/23 (D)	25,000	22,500
Energy Transfer Equity LP
7.500%, 10/15/20	75,000	69,750
5.875%, 01/15/24	50,000	41,000
Energy XXI Gulf Coast
7.750%, 06/15/19	50,000	6,000
7.500%, 12/15/21	25,000	2,844
EP Energy LLC
9.375%, 05/01/20	75,000	47,813
EXCO Resources
8.500%, 04/15/22	50,000	9,250
Gibson Energy
6.750%, 07/15/21 (D)	25,000	24,063
Halcon Resources
9.750%, 07/15/20	75,000	22,125
Laredo Petroleum
6.250%, 03/15/23	75,000	65,249
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (D)	200,000	199,000
Linn Energy LLC
8.625%, 04/15/20	125,000	21,406
6.250%, 11/01/19	225,000	37,125
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	44,250
MEG Energy
6.500%, 03/15/21 (D)	50,000	35,250
Memorial Resource Development
5.875%, 07/01/22	50,000	44,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Midstates Petroleum
10.750%, 10/01/20	$100,000	$12,500
10.000%, 06/01/20	25,000	11,625
PBF Logistics
6.875%, 05/15/23	50,000	45,750
Precision Drilling
5.250%, 11/15/24	25,000	17,125
Quicksilver Resources
9.125%, 08/15/19 (E)	325,000	10,563
Rice Energy
7.250%, 05/01/23 (D)	25,000	18,250
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	53,625
Sabine Oil & Gas
9.750%, 02/15/17 (E)	75,000	3,750
7.250%, 06/15/19 (E)	25,000	1,688
Sabine Pass LNG LP
7.500%, 11/30/16	100,000	100,000
Sanchez Energy
6.125%, 01/15/23	25,000	13,625
SandRidge Energy
8.125%, 10/15/22	150,000	17,250
7.500%, 03/15/21	75,000	8,250
Sanjel
7.500%, 06/19/19 (D)	200,000	22,000
Seven Generations Energy
6.750%, 05/01/23 (D)	25,000	21,000
Seventy Seven Energy
6.500%, 07/15/22	25,000	3,938
Southern Star Central
5.125%, 07/15/22 (D)	75,000	62,250
Summit Midstream Holdings LLC
7.500%, 07/01/21	75,000	64,125
5.500%, 08/15/22	150,000	111,750
Sunoco LP
6.375%, 04/01/23 (D)	25,000	23,625
5.500%, 08/01/20 (D)	75,000	71,438

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Targa Resources Partners
4.125%, 11/15/19	$100,000	$83,749
Targa Resources Partners LP
6.750%, 03/15/24 (D)	25,000	21,375
Tesoro
5.375%, 10/01/22	25,000	25,156
Tesoro Logistics LP
6.125%, 10/15/21	100,000	95,500
5.500%, 10/15/19 (D)	25,000	24,375
Triangle USA Petroleum
6.750%, 07/15/22 (D)	50,000	15,500
Unit
6.625%, 05/15/21	25,000	18,125
Warren Resources
9.000%, 08/01/22	125,000	19,375
Williams Partners LP
4.875%, 05/15/23	125,000	101,482

		2,127,015

FINANCIAL SERVICES — 6.5%
ACE Cash Express
11.000%, 02/01/19 (D)	25,000	9,125
Aircastle
5.125%, 03/15/21	50,000	51,500
4.625%, 12/15/18	25,000	25,625
Alliance Data Systems
5.375%, 08/01/22 (D)	50,000	47,750
Ally Financial
8.000%, 12/31/18	150,000	170,624
5.750%, 11/20/25	100,000	101,250
5.125%, 09/30/24	75,000	77,063
4.750%, 09/10/18	50,000	51,313
3.500%, 07/18/16	50,000	50,250
3.250%, 11/05/18	100,000	98,125
American Capital
6.500%, 09/15/18 (D)	50,000	51,687
Argos Merger Sub
7.125%, 03/15/23 (D)	75,000	74,363

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Community Choice Financial
10.750%, 05/01/19	$50,000	$13,375
Harland Clarke Holdings
9.750%, 08/01/18 (D)	25,000	23,156
9.250%, 03/01/21 (D)	225,000	177,468
6.875%, 03/01/20 (D)	25,000	20,875
Icahn Enterprises LP
4.875%, 03/15/19	150,000	149,024
Interactive Data
5.875%, 04/15/19 (D)	25,000	25,594
iPayment
9.500%, 12/15/19 (D)	61,690	64,312
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	49,813
MSCI
5.750%, 08/15/25 (D)	50,000	51,250
National Financial Partners
9.000%, 07/15/21 (D)	150,000	137,812
Nationstar Mortgage LLC
6.500%, 06/01/22	125,000	113,906
Navient MTN
8.000%, 03/25/20	25,000	24,763
6.125%, 03/25/24	150,000	122,812
5.500%, 01/15/19	100,000	93,750
Opal Acquisition
8.875%, 12/15/21 (D)	50,000	41,688
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,523
Prospect Holding LLC
10.250%, 10/01/18 (D)	75,000	36,563
Springleaf Finance
6.900%, 12/15/17	100,000	103,749
6.000%, 06/01/20	25,000	23,844
TMX Finance
8.500%, 09/15/18 (D)	25,000	18,750
WaveDivision Escrow LLC
8.125%, 09/01/20 (D)	25,000	24,031

		2,144,733

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — 8.9%
Alere
6.500%, 06/15/20	$50,000	$48,250
CHS
8.000%, 11/15/19	50,000	50,625
7.125%, 07/15/20	75,000	74,718
6.875%, 02/01/22	200,000	190,749
Concordia Healthcare
7.000%, 04/15/23 (D)	50,000	43,375
Crimson Merger Sub
6.625%, 05/15/22 (D)	100,000	68,750
DJO Finco
8.125%, 06/15/21 (D)	50,000	44,375
Endo
6.000%, 07/15/23 (D)	200,000	199,999
Envision Healthcare
5.125%, 07/01/22 (D)	35,000	34,475
ExamWorks Group
5.625%, 04/15/23	50,000	49,750
Forest Laboratories LLC
5.000%, 12/15/21 (D)	50,000	54,398
Halyard Health
6.250%, 10/15/22	50,000	49,969
HCA
7.500%, 02/15/22	25,000	27,688
5.875%, 02/15/26	50,000	50,187
5.375%, 02/01/25	100,000	98,750
5.250%, 04/15/25	175,000	176,750
5.000%, 03/15/24	50,000	49,875
4.250%, 10/15/19	50,000	51,063
HealthSouth
5.750%, 11/01/24 (D)	50,000	47,938
inVentiv Health
10.000%, 08/15/18 (A) (D)	26,730	25,928
JLL/Delta Dutch Pledgeco
8.750%, 05/01/20 (A) (D)	100,000	96,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
Kindred Healthcare
8.750%, 01/15/23	$25,000	$23,094
8.000%, 01/15/20	25,000	23,500
LifePoint Health
5.500%, 12/01/21	75,000	76,500
Mallinckrodt International Finance
5.750%, 08/01/22 (D)	25,000	24,000
5.625%, 10/15/23 (D)	50,000	47,500
5.500%, 04/15/25 (D)	50,000	46,000
Molina Healthcare
5.375%, 11/15/22 (D)	25,000	25,063
MPH Acquisition Holdings
6.625%, 04/01/22 (D)	75,000	75,375
PRA Holdings
9.500%, 10/01/23 (D)	45,000	49,163
Select Medical
6.375%, 06/01/21	75,000	66,000
Service International
5.375%, 01/15/22	175,000	183,312
Team Health
7.250%, 12/15/23 (D)	100,000	103,499
Tenet Healthcare
5.500%, 03/01/19	50,000	47,375
5.000%, 03/01/19	25,000	23,188
Valeant Pharmaceuticals International
7.500%, 07/15/21 (D)	50,000	49,875
7.000%, 10/01/20 (D)	25,000	24,938
6.750%, 08/15/18 (D)	25,000	24,900
6.375%, 10/15/20 (D)	50,000	48,250
6.125%, 04/15/25 (D)	375,000	335,624
5.875%, 05/15/23 (D)	50,000	44,625
5.375%, 03/15/20 (D)	75,000	70,500

		2,946,393

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INSURANCE — 0.4%
Hub Holdings LLC
8.125%, 07/15/19 (A) (D)	$25,000	$23,500
HUB International
7.875%, 10/01/21 (D)	25,000	22,563
MBIA
7.150%, 07/15/27	25,000	25,500
MBIA Insurance
11.581%, 01/15/33 (C) (D)	125,000	24,688
USI
7.750%, 01/15/21 (D)	50,000	48,187

		144,438

MEDIA — 9.6%
Altice Luxembourg
7.750%, 05/15/22 (D)	200,000	180,500
Cablevision Systems
8.625%, 09/15/17	75,000	79,124
CCO Holdings LLC
6.625%, 01/31/22	50,000	52,688
6.500%, 04/30/21	25,000	26,047
5.750%, 09/01/23	75,000	77,062
5.375%, 05/01/25 (D)	50,000	49,750
5.125%, 02/15/23 (D)	75,000	75,063
CCOH Safari
5.750%, 02/15/26 (D)	275,000	276,374
Cequel Communications Holdings I LLC
5.125%, 12/15/21 (D)	25,000	22,594
Clear Channel Worldwide Holdings
6.500%, 11/15/22	25,000	24,375
DISH DBS
6.750%, 06/01/21	50,000	50,500
5.875%, 11/15/24	75,000	66,938
5.125%, 05/01/20	50,000	49,625
5.000%, 03/15/23	50,000	43,500
Gray Television
7.500%, 10/01/20	125,000	128,906
Harron Communications LP
9.125%, 04/01/20 (D)	50,000	52,875
iHeartCommunications
9.000%, 12/15/19	25,000	18,344

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
Live Nation Entertainment
5.375%, 06/15/22 (D)	$75,000	$74,250
MDC Partners
6.750%, 04/01/20 (D)	25,000	25,844
Mediacom Broadband
5.500%, 04/15/21	25,000	24,156
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (D)	50,000	50,875
MPL 2 Acquisition Canco
9.875%, 08/15/18 (D)	75,000	78,188
Multi-Color
6.125%, 12/01/22 (D)	25,000	24,750
Mustang Merger
8.500%, 08/15/21 (D)	100,000	104,249
Neptune Finco
10.875%, 10/15/25 (D)	200,000	210,000
Nielsen Luxembourg
5.500%, 10/01/21 (D)	75,000	77,156
Numericable-SFR
6.000%, 05/15/22 (D)	400,000	389,000
Outfront Media Capital LLC
5.625%, 02/15/24 (D)	25,000	25,625
5.250%, 02/15/22	50,000	51,125
Quebecor Media
5.750%, 01/15/23	75,000	75,562
RCN Telecom Services LLC
8.500%, 08/15/20 (D)	150,000	152,062
RR Donnelley & Sons
7.875%, 03/15/21	25,000	25,944
6.000%, 04/01/24	50,000	44,813
Sinclair Television Group
6.375%, 11/01/21	100,000	103,500
5.375%, 04/01/21	75,000	75,469
TEGNA
5.125%, 07/15/20	25,000	26,000
4.875%, 09/15/21 (D)	25,000	25,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
Townsquare Media
6.500%, 04/01/23 (D)	$75,000	$68,906
Univision Communications
8.500%, 05/15/21 (D)	25,000	25,563
6.750%, 09/15/22 (D)	50,000	51,813
5.125%, 02/15/25 (D)	50,000	47,500
Wave Holdco LLC
8.250%, 07/15/19 (A) (D)	50,000	48,500
WMG Acquisition
5.625%, 04/15/22 (D)	25,000	24,188

		3,204,428

REAL ESTATE — 2.0%
Communications Sales & Leasing
8.250%, 10/15/23 ‡	50,000	42,500
CyrusOne
6.375%, 11/15/22	50,000	51,750
DuPont Fabros Technology LP
5.875%, 09/15/21 ‡	50,000	52,250
Equinix
5.875%, 01/15/26 ‡	75,000	77,438
FelCor Lodging LP
6.000%, 06/01/25	50,000	51,000
GEO Group
5.875%, 01/15/22 ‡	50,000	49,500
Hunt
9.625%, 03/01/21 (D)	25,000	22,750
Iron Mountain
6.000%, 10/01/20 ‡ (D)	75,000	79,312
Kennedy-Wilson
5.875%, 04/01/24	75,000	72,563
MPT Operating Partnership LP
6.375%, 02/15/22 ‡	50,000	51,188
Realogy Group LLC
5.250%, 12/01/21 (D)	25,000	25,625
RHP Hotel Properties
5.000%, 04/15/23 ‡	25,000	25,000
Sabra Health Care LP
5.500%, 02/01/21 ‡	50,000	51,750

		652,626

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — 12.2%
ADS Waste Holdings
8.250%, 10/01/20	$25,000	$25,188
ADT
6.250%, 10/15/21	80,000	83,564
Affinity Gaming
9.000%, 05/15/18	25,000	25,125
Air Canada
8.750%, 04/01/20 (D)	50,000	53,437
7.750%, 04/15/21 (D)	100,000	104,249
Air Canada Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 05/15/21 (D)	21,159	21,344
AMC Entertainment
5.750%, 06/15/25	50,000	50,375
American Airlines Group
4.625%, 03/01/20 (D)	75,000	71,625
Ashton Woods USA LLC
6.875%, 02/15/21 (D)	150,000	128,249
AV Homes
8.500%, 07/01/19	50,000	49,875
BakerCorp International
8.250%, 06/01/19	25,000	18,375
Beazer Homes USA
7.250%, 02/01/23	125,000	110,624
5.750%, 06/15/19	50,000	46,250
Boyd Gaming
6.875%, 05/15/23	125,000	128,437
Brookfield Residential Properties
6.375%, 05/15/25 (D)	25,000	23,250
Carmike Cinemas
6.000%, 06/15/23 (D)	50,000	51,250
CEB
5.625%, 06/15/23 (D)	50,000	49,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Cedar Fair
5.375%, 06/01/24	$25,000	$25,375
Century Communities
6.875%, 05/15/22	50,000	46,125
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (D)	92,000	89,240
Churchill Downs
5.375%, 12/15/21 (D)	100,000	100,500
Cinemark USA
5.125%, 12/15/22	25,000	24,906
Compiler Finance Sub
7.000%, 05/01/21 (D)	50,000	22,000
Continental Airlines Pass-Thru Certificates, Ser 2012-3, Cl C
6.125%, 04/29/18	100,000	102,126
Covanta Holding
5.875%, 03/01/24	25,000	22,750
Eldorado Resorts
7.000%, 08/01/23 (D)	25,000	24,625
Flexi-Van Leasing
7.875%, 08/15/18 (D)	100,000	100,499
Florida East Coast Holdings
9.750%, 05/01/20 (D)	25,000	17,125
Garda World Security
7.250%, 11/15/21 (D)	100,000	86,500
Golden Nugget Escrow
8.500%, 12/01/21 (D)	50,000	50,250
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (D)	50,000	41,250
Jack Cooper Holdings
10.250%, 06/01/20 (D)	25,000	20,875
Jaguar Holding II
6.375%, 08/01/23 (D)	50,000	48,875
JCH Parent
10.500%, 03/15/19 (A) (D)	30,863	19,135
K Hovnanian Enterprises
8.000%, 11/01/19 (D)	50,000	31,250
7.000%, 01/15/19 (D)	75,000	50,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
KB Home
7.000%, 12/15/21	$25,000	$24,656
Lennar
4.875%, 12/15/23	25,000	25,000
LTF Merger Sub
8.500%, 06/15/23 (D)	175,000	167,124
Mattamy Group
6.500%, 11/15/20 (D)	25,000	23,875
Meritage Homes
7.150%, 04/15/20	25,000	26,313
MGM Resorts International
7.500%, 06/01/16	25,000	25,461
6.875%, 04/01/16	50,000	50,438
Michael Baker Holdings
8.875%, 04/15/19 (A) (D)	26,203	18,604
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (D)	100,000	90,000
NAI Entertainment Holdings
5.000%, 08/01/18 (D)	50,000	51,000
Navios Maritime Acquisition
8.125%, 11/15/21 (D)	125,000	109,531
Navios South American Logistics
7.250%, 05/01/22 (D)	25,000	16,469
NCL
5.250%, 11/15/19 (D)	65,000	66,422
4.625%, 11/15/20 (D)	25,000	24,606
Neovia Logistics Intermediate Holdings
10.000%, 02/15/18 (A) (D)	50,000	48,250
NES Rentals Holdings
7.875%, 05/01/18 (D)	75,000	68,625
New Enterprise Stone & Lime
13.000%, 03/15/18 (A)	124,708	127,825
Palace Entertainment Holdings
8.875%, 04/15/17 (D)	50,000	49,094
Penn National Gaming
5.875%, 11/01/21	50,000	48,750
Pinnacle Entertainment
7.750%, 04/01/22	100,000	108,687

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
6.375%, 08/01/21	$25,000	$26,406
Regal Entertainment Group
5.750%, 03/15/22	75,000	75,188
Scientific Games International
10.000%, 12/01/22	125,000	89,375
Speedway Motorsports
5.125%, 02/01/23	50,000	49,750
Sugarhouse HSP Gaming Prop Mezz LP
6.375%, 06/01/21 (D)	50,000	46,750
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	57,500
TMS International
7.625%, 10/15/21 (D)	25,000	19,438
Transfield Services
8.375%, 05/15/20 (D)	25,000	26,000
TRI Pointe Holdings
5.875%, 06/15/24	50,000	48,875
4.375%, 06/15/19	50,000	49,125
United Continental Holdings
6.375%, 06/01/18	25,000	26,109
US Airways Group
6.125%, 06/01/18	50,000	51,000
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,156
Viking Cruises
8.500%, 10/15/22 (D)	25,000	23,813
6.250%, 05/15/25 (D)	25,000	20,500
William Lyon Homes
8.500%, 11/15/20	25,000	26,563
7.000%, 08/15/22 (D)	25,000	25,188
5.750%, 04/15/19	25,000	24,750
Woodside Homes LLC
6.750%, 12/15/21 (D)	75,000	64,875
XPO Logistics
6.500%, 06/15/22 (D)	125,000	115,625
Yum! Brands
6.250%, 03/15/18	25,000	26,362

		4,053,951

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — 5.4%
Advanced Micro Devices
6.750%, 03/01/19	$75,000	$54,750
Affinion Investments LLC
13.500%, 08/15/18	153,000	100,502
Alcatel-Lucent USA
6.500%, 01/15/28	75,000	75,656
Ancestry.com Holdings LLC
9.625%, 10/15/18 (A) (D)	175,000	173,030
Audatex North America
6.125%, 11/01/23 (D)	100,000	101,000
Bankrate
6.125%, 08/15/18 (D)	25,000	25,250
Blue Coat Holdings
8.375%, 06/01/23 (D)	50,000	50,250
BMC Software Finance
8.125%, 07/15/21 (D)	25,000	16,719
Cardtronics
5.125%, 08/01/22	25,000	24,250
CDW LLC
6.000%, 08/15/22	25,000	26,469
Ceridian HCM Holding
11.000%, 03/15/21 (D)	50,000	39,438
CommScope
5.500%, 06/15/24 (D)	100,000	95,375
5.000%, 06/15/21 (D)	75,000	72,188
CommScope Holding
6.625%, 06/01/20 (A) (D)	50,000	50,750
Dell
6.500%, 04/15/38	25,000	20,625
EarthLink Holdings
8.875%, 05/15/19	57,000	58,283
Emdeon
6.000%, 02/15/21 (D)	50,000	46,500
Entegris
6.000%, 04/01/22 (D)	25,000	25,406

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
First Data
7.000%, 12/01/23 (D)	$150,000	$150,375
6.750%, 11/01/20 (D)	50,000	52,563
Freescale Semiconductor
5.000%, 05/15/21 (D)	75,000	77,062
Micron Technology
5.625%, 01/15/26 (D)	25,000	21,625
5.250%, 08/01/23 (D)	200,000	177,313
MSCI
5.250%, 11/15/24 (D)	25,000	25,375
NCR
6.375%, 12/15/23	125,000	123,593
5.875%, 12/15/21	25,000	24,719
Netflix
5.500%, 02/15/22 (D)	25,000	25,625
Southern Graphics
8.375%, 10/15/20 (D)	25,000	25,125
Sungard Availability Services Capital
8.750%, 04/01/22 (D)	50,000	30,875

		1,790,691

TELECOMMUNICATION SERVICES — 9.3%
Avaya
9.000%, 04/01/19 (D)	25,000	19,313
B Communications
7.375%, 02/15/21 (D)	50,000	54,100
CenturyLink
7.600%, 09/15/39	25,000	19,250
6.750%, 12/01/23	150,000	140,625
5.800%, 03/15/22	125,000	115,030
Cogent Communications Finance
5.625%, 04/15/21 (D)	75,000	69,938
Cogent Communications Group
5.375%, 03/01/22 (D)	25,000	24,313
Consolidated Communications
6.500%, 10/01/22	125,000	105,625
Digicel Group
7.125%, 04/01/22 (D)	200,000	151,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Frontier Communications
11.000%, 09/15/25 (D)	$75,000	$74,438
10.500%, 09/15/22 (D)	225,000	224,718
Intelsat Jackson Holdings
7.500%, 04/01/21	25,000	21,750
7.250%, 04/01/19	25,000	23,063
Intelsat Luxembourg
8.125%, 06/01/23	50,000	22,875
7.750%, 06/01/21	25,000	11,688
6.750%, 06/01/18	50,000	37,249
Level 3 Financing
5.625%, 02/01/23	50,000	51,188
5.375%, 01/15/24 (D)	100,000	100,844
Neptune Finco
10.125%, 01/15/23 (D)	200,000	209,000
Sprint
7.875%, 09/15/23	250,000	187,749
7.625%, 02/15/25	75,000	54,750
7.250%, 09/15/21	50,000	37,860
7.125%, 06/15/24	50,000	36,313
Sprint Capital
8.750%, 03/15/32	450,000	338,624
6.900%, 05/01/19	25,000	20,500
T-Mobile USA
6.731%, 04/28/22	50,000	52,250
6.625%, 04/01/23	75,000	76,688
6.500%, 01/15/24	150,000	151,998
6.375%, 03/01/25	50,000	50,500
6.250%, 04/01/21	75,000	77,438
6.000%, 03/01/23	100,000	101,500
5.250%, 09/01/18	50,000	51,135
West
5.375%, 07/15/22 (D)	100,000	86,625
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	32,000
Windstream Services LLC
7.750%, 10/01/21	75,000	60,500
Zayo Group LLC
6.000%, 04/01/23	225,000	213,749

		3,106,186

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — 2.8%
AES
3.414%, 06/01/19 (C)	$50,000	$46,000
Calpine
7.875%, 01/15/23 (D)	40,000	42,600
6.000%, 01/15/22 (D)	25,000	25,930
5.500%, 02/01/24	75,000	66,563
5.375%, 01/15/23	25,000	22,563
Dynegy
7.625%, 11/01/24	100,000	85,980
7.375%, 11/01/22	100,000	87,499
Energy Future Intermediate Holding LLC
11.750%, 03/01/22 (D) (E)	39,671	42,250
Ferrellgas LP
6.750%, 01/15/22	25,000	21,188
GenOn Energy
9.500%, 10/15/18	100,000	81,282
7.875%, 06/15/17	25,000	21,875
Illinois Power Generating
7.000%, 04/15/18	100,000	67,500
NRG Energy
8.250%, 09/01/20	25,000	24,250
6.625%, 03/15/23	75,000	65,063
6.250%, 07/15/22	50,000	42,850
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	61,125
TerraForm Global Operating LLC
9.750%, 08/15/22 (D)	50,000	40,125
TerraForm Power Operating LLC
6.125%, 06/15/25 (D)	25,000	20,250
Texas Competitive Electric Holdings LLC
11.500%, 10/01/20 (D) (E)	200,000	67,000

		931,893

Total Corporate Obligations (Cost $33,515,194)		29,667,560

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — 5.7%

	Face Amount	Value

AUTOMOTIVE — 0.8%
Affinion Group, Inc., Tranche B Term Loan
6.750%, 10/08/16	$63	$58
Affinion Group, Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	21,479
Affinion Group, Tranche B Term Loan
6.750%, 10/08/16	24,686	22,782
Chassix Exit Term Loan
12.000%, 07/29/19	102,460	102,460
Federal Mogul Corporation, Term Loan
4.750%, 04/15/21	563	499
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/03/18	49,375	44,607
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	73,500	65,139

		257,024

BASIC INDUSTRY — 0.2%
Atkore International, Second Lien Initial Term Loan
7.750%, 10/09/21	25,000	21,906
Chemours, First Lien Term Loan
3.750%, 05/09/22	63	58
Chemours, Tranche B Term Loan
3.750%, 05/12/22	24,875	22,906
NewPage Corporation, Second Lien Term Loan
9.500%, 02/11/21	322	118
NewPage Corporation, Term B Loan
9.500%, 02/11/21	73,125	26,737

		71,725

CAPITAL GOODS — 0.1%
Signode Industrial Group, Initial Term B Loan
3.750%, 05/01/21	10,926	10,562
Signode Industrial Group, Term Loan
3.750%, 05/01/21	24,444	23,630

		34,192

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — 0.1%
Lifetime Fitness, Closing Date Term Loan
4.250%, 06/10/22	$63	$61
Lifetime Fitness, Term Loan B
4.250%, 06/10/22	24,937	24,376

		24,437

CONSUMER GOODS — 0.1%
Shearer’s Foods LLC, Second Lien Term Loan
7.750%, 06/30/22	25,000	23,813

CONSUMER NON-CYCLICAL — 0.1%
Diamond Foods, First Lien Term Loan
4.250%, 08/20/18	48,030	47,976

ENERGY — 0.9%
CITGO, First Lien Term Loan
9.500%, 05/12/18	58,435	58,191
Hercules, First Lien Term Loan
10.500%, 01/14/20	169,401	123,945
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,750	23,018
Sabine Oil & Gas LLC, Second Lien Term Loan
10.750%, 12/31/18	25,000	775
Southcross Holdings Borrower LP, Term Loan
6.000%, 08/04/21	24,688	14,072
Stallion Oilfield Holdings, Term Loan
8.000%, 06/19/18	95,459	51,739
W&T Offshore, Second Lien Term Loan
9.000%, 05/15/20	50,000	38,750

		310,490

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — 0.1%
Orchard Acquisition Company LLC, Initial Term Loan
7.000%, 02/08/19	$39,087	$29,380

HEALTHCARE — 0.5%
21st Century Oncology, First Lien Term Loan
6.500%, 04/30/22	24,938	21,072
Opal Acquisition, Term B Loan
5.000%, 11/27/20	49,128	41,063
Premier Dental Services, New Term Loan
6.000%, 11/01/18	67,489	59,222
Valeant Pharmaceuticals, Delayed Draw Term Loan
4.000%, 04/01/22	49,625	47,857

		169,214

INSURANCE — 0.5%
Asurion LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	11,783	11,073
Asurion LLC, Incremental Tranche B-4 Term Loan, First Lien
5.000%, 07/29/22	74,813	68,603
Asurion LLC, Second Lien Term Loan
8.500%, 03/03/21	25,000	21,513
MPH Acquisition Holdings LLC, Initial Term Loan
3.750%, 03/31/21	58,977	57,552

		158,741

REAL ESTATE — 0.3%
DTZ U.S. Borrower LLC, Second Lien Term Loan
9.250%, 11/04/22	75,000	74,250
DTZ U.S. Borrower LLC, Term Loan
4.250%, 11/04/21	21,084	20,610

		94,860

SERVICES — 1.2%
Acosta, Tranche B-1 Term Loan
4.250%, 09/24/21	49,626	47,339
Advantage Sales & Marketing, First Lien Initial Term Loan
4.250%, 07/23/21	24,196	23,335

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
SERVICES — continued
Advantage Sales & Marketing, First Lien Term Loan
4.250%, 07/23/21	$554	$535
Advantage Sales & Marketing, Second Lien Term Loan
7.500%, 07/25/22	25,000	22,554
Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	69,525
Hilton Worldwide Finance LLC, Initial Term Loan
3.500%, 10/25/20 (C)	49,617	49,588
Pharmaceutical Product, Cov-Lite, Initial Term Loan, First Lien
4.250%, 08/18/22	49,875	48,597
RHP Hotel Properties LP, Tranche B Term Loan
3.750%, 01/15/21	98,750	98,613
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	73,316	59,936

		420,022

TECHNOLOGY & ELECTRONICS — 0.4%
Ancestry.com Operations Term Loan
5.000%, 08/29/22	25,000	24,859
Entegris, Tranche B Term Loan
3.500%, 04/30/21	16,785	16,645
First Data, First Lien Term Loan
3.950%, 06/24/22	25,000	24,678
iQor US, Second Lien Term Loan
9.750%, 04/01/22	75,000	58,125

		124,307

UTILITIES — 0.4%
Calpine, Delayed Term Loan
4.000%, 10/31/20	98,250	96,039
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 06/19/16	50,000	49,913

		145,952

Total Loan Participations (Cost $2,196,301)		1,912,133

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

COMMON STOCK — 1.0%

	Shares	Value
ENERGY — 0.0%
Hercules Offshore *	3,579	$7,767

FINANCIALS — 0.1%
EME Reorganization Trust	41,260	413
iPayment Holdings *	6,892	44,798

		45,211

INDUSTRIALS — 0.4%
Exide Technologies *	162	486
Exide Technologies *	296	888
UC Holdings *	4,088	114,464

		115,838

INFORMATION TECHNOLOGY — 0.4%
Allen Systems Group *	1,117	28,204
Travelport Worldwide	7,046	90,893

		119,097

TELECOMMUNICATION SERVICES — 0.1%
NII Holdings *	4,669	23,578

UTILITIES — 0.0%
NRG Energy	376	4,426

Total Common Stock (Cost $441,941)		315,917

PREFERRED STOCK — 0.5%

FINANCIALS — 0.3%
Ally Financial, 8.500% (C)	1,352	34,828
Citigroup, 6.875% (C)	1,749	48,727
Cowen Group, 8.250%	1,337	34,177

		117,732

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value
INDUSTRIALS — 0.2%
General Finance, 8.125%	1,116	$24,931
Seaspan, 6.375%	1,249	30,351

		55,282

Total Preferred Stock (Cost $172,174)		173,014

CONVERTIBLE BONDS — 0.2%

	Face Amount	Value
INDUSTRIALS — 0.2%
Exide Technologies
7.000%, 04/30/25 (A)	$14,844	10,391
Meritor
4.000%, 02/15/19 (F)	75,000	71,297

Total Convertible Bonds (Cost $72,912)		81,688

WARRANTS — 0.2%

	Number of Warrants	Value
iPayment Holdings,
Expires 12/29/22 *	44,936	67,404
UC Holdings,
Expires 08/01/20 *	600	5,160

Total Warrants (Cost $5,160)		72,564

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 1.8%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.010% (G) (Cost $584,268)	584,268	$584,268

Total Investments — 98.6% (Cost $36,987,950) †		$32,807,144

Percentages are based on Net Assets of $33,272,053.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Distributions are paid-in-kind.
(B)	Security is valued at zero due to company’s insolvency.
(C)	Floating rate security - Rate disclosed is the rate in effect on December 31, 2015.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reported is rate in effect on December 31, 2015. The coupon on a step bond changes on a specified date.
(G)	The rate reported is the 7-day effective yield as of December 31, 2015.
†	At December 31, 2015, the tax basis cost of the Fund’s investments was $36,987,950, and the unrealized appreciation and depreciation were $442,647 and $(4,623,453), respectively.

Cl — Class

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$29,667,560	$—	$29,667,560
Loan Participations	—	1,912,133	—	1,912,133
Common Stock	127,077	188,840	—	315,917
Preferred Stock	173,014	—	—	173,014
Convertible Bonds	—	81,688	—	81,688
Warrants	—	72,564	—	72,564
Short-Term Investment	584,268	—	—	584,268

Total Investments in Securities	$884,359	$31,922,785	$—	$32,807,144

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
DECEMBER 31, 2015 (Unaudited)

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NAM-QH-001-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: February 26, 2016